Intangible Assets - Summary of Movement in VOBA (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 1,820	€ 1,901
Ending balance	1,633	1,820
VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,399	1,472
Additions	6	2
Disposals	(11)
Amortization / depreciation through income statement	(63)	(178)
Shadow accounting adjustments	(26)	89
Net exchange differences	(153)	14
Ending balance	€ 1,153	€ 1,399